Derivative financial instruments - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items, Net of Tax (Detail) - Interest rate risk and currency risk [member]
₺ in Thousands
12 Months Ended
Dec. 31, 2018 TRY (₺)
Cash flow sensitivity analysis for variable rate instruments [line items]
Effect of hundred basis points increase in profit or loss	₺ 969,429
Effect of hundred basis points decrease in profit or loss	9,775
Effect of hundred basis points increase in equity	(359,144)
Effect of hundred basis points decrease in equity	(254,301)
Participating cross currency swap contracts [member]
Cash flow sensitivity analysis for variable rate instruments [line items]
Effect of hundred basis points increase in profit or loss	937,845
Effect of hundred basis points decrease in profit or loss	9,455
Effect of hundred basis points increase in equity	(360,596)
Effect of hundred basis points decrease in equity	(259,066)
Cross currency swap contracts [member]
Cash flow sensitivity analysis for variable rate instruments [line items]
Effect of hundred basis points increase in profit or loss	31,584
Effect of hundred basis points decrease in profit or loss	320
Effect of hundred basis points increase in equity	1,452
Effect of hundred basis points decrease in equity	₺ 4,765